Document And Entity Information	Jun. 03, 2022
Document Information [Line Items]
Entity, Registrant Name	Windtree Therapeutics, Inc.
Document, Type	8-K
Document, Period End Date	Jun. 03, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-26422
Entity, Tax Identification Number	94-3171943
Entity, Address, Address Line One	2600 Kelly Road, Suite 100
Entity, Address, City or Town	Warrington
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	18976
City Area Code	215
Local Phone Number	488-9300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	WINT
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0000946486